Investment Objectives and Goals	Jul. 04, 2026
Polen Dividend Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Polen Dividend Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Polen Dividend Income ETF (the “Fund”) is to provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index.
Polen International Dividend Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Polen International Dividend Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Polen International Dividend Income ETF (the “Fund”) is to provide capital appreciation with lower volatility and a higher dividend yield compared to the MSCI ACWI ex USA High Dividend Yield Total Return Index.